EXHIBIT 99.1
EXHIBIT C
MONTHLY REPORT TO NOTEHOLDERS
FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-1
MONTH ENDING: September 30, 2009
     The undersigned, a duly authorized representative of First National Bank of Omaha (“FNBO”), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the “Transfer and Servicing Agreement”) by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:
(a)	The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the “Indenture”), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the “Supplement”). Capitalized terms used in this Certificate have their respective meanings set forth in the Supplement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.
(b)	FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c)	The undersigned is a Servicing Officer.

(d)	With respect to this Certificate:

The Monthly Period is:	September 30, 2009
The Determination Date is:	October 9, 2009
The Record Date is:	September 30, 2009
The Transfer Date is:	October 12, 2009
The Distribution Date is:	October 15, 2009
The Controlled Accumulation Date is:	August 1, 2009
The Interest Period begins:	September 15, 2009
The Interest Period ends:	October 14, 2009
Number of days in Interest Period:	30
(e)	To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:
None
(f)	To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:
None
(g)	As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A. INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1. Number of Accounts at Beginning of Monthly Period	2,032,108
Number of Accounts at End of Monthly Period	2,146,394
Average Account Balance at End of Monthly Period	1,332.80

2. Principal Receivables
(a) Beginning of the Monthly Period	$2,610,368,610.26
(b) End of the Monthly Period	$2,821,407,824.64
(c) Average Principal Receivables	$2,834,252,878.04

3. Increase in Principal Receivables from Account Additions	224,254,945
Increase in Finance Charge Receivables from Account Additions	951,528
Increase in Total Receivables from Account Additions	225,206,473

4. Decrease in Principal Receivables from Removed Accounts	—
Decrease in Finance Charge Receivables from Removed Accounts	—
Decrease in Total Receivables from Removed Accounts	—

5. Delinquent Balances

Delinquency	Aggregate Account	Percentage of
Category	Balance	Total Receivables

(a) 30 to 59 days	$37,246,695.63	1.30%
(b) 60 to 89 days	$27,468,724.89	0.96%
(c) 90 to 119 days	$23,433,136.53	0.82%
(d) 120 to 149 days	$20,145,810.55	0.70%
(e) 150 or more days	$19,857,110.24	0.69%
Total:	$128,151,477.84	4.48%

6. Aggregate amount of Collections

(a) Total Collections	$344,819,285.48
(b) Total Principal Collections	$316,709,421.29
(c) Total Finance Charge Collections	$28,109,864.19
(d) Aggregate Allocation Percentages for Outstanding Series	94.12%
(e) Aggregate Allocation Percentage of Principal Collections	94.12%
(f) Aggregate Allocation Percentage of Finance Charge Collections	94.12%

7. Aggregate amount of Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period	$21,073,518.86

8. Servicer Interchange amount	$625,000.00

9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

(a) Interchange	$5,822,556.24
(b) Recoveries	$2,093,065.56
(c) Finance Charges and Fees	$28,109,864.19
(d) Discount Receivables	$—

Total	$36,025,485.99

10. Aggregate Uncovered Dilution Amount for the Monthly Period	$—

11. End of Monthly Period Trust Receivables	$2,860,710,973.53

B. OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)
(a) At end of prior Distribution Date	$2,549,342,948.00
(b) Increase due to new securities issued	$—
(c) Decrease due to principal payments	$—
(d) Increases in variable securities	$296,105,000.00
(e) Decreases in variable securities	$—
(f) At end of Distribution Date	$2,845,447,948.00

C. INFORMATION REGARDING THE SERIES 2007-1 NOTES

1. Collateral Amount at the close of business on the prior Distribution Date	$500,000,000.00

(a) Reductions due to Investor Charge-Offs (including Uncovered Dilution Amounts) made on the Distribution Date	$—
(b) Reimbursements to be made on the related Distribution Date from Available Finance Charge Collections	$—
(c) Collateral Amount at the close of business on the Distribution Date	$500,000,000.00

2. Note Principal Balance at the close of business on the prior Distribution Date

(a) Class A Note Principal Balance	$411,250,000.00
(b) Class B Note Principal Balance	$40,000,000.00
(c) Class C Note Principal Balance	$48,750,000.00

Total Note Principal Balance	$500,000,000.00

3. Series Allocation Percentages for the Monthly Period

(a) Principal Collections	16.76%
(b) Finance Charge Collections	16.76%
(c) Default Amounts	16.76%

4. Investor Principal Collections processed during the Monthly Period and allocated to the Series	$53,080,499.01

5. Excess Principal Collections available from other Group I Series allocated to the Series	$5,887,579.23

6. Aggregate amounts treated as Available Principal Collections pursuant to subsections 4.04(a)(v) and (vi) of the Supplement	$3,531,921.76

7. Reallocated Principal Collections (up to the Monthly Principal Reallocation Amount) applied pursuant to Section 4.06 of the Supplement	$—

8. AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)	$62,500,000.00

9. Principal Accumulation Investment Earnings	$—

10. Investor Finance Charge Collections (including Interchange and Recoveries) processed during the Monthly Period	$6,037,871.45

11. Excess Finance Charge Collections from Group I allocated to the Series	$—

12. Reserve Account withdrawals pursuant to Section 4.10(b) or (d) of the related Indenture Supplement	$0.00

13. Excess amounts from Spread Account to be treated as Available Finance Charge Collections pursuant to Section 4.11(g) of the Supplement	$2,054,197.17

14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)	$8,092,068.63

15. Available Finance Charge Collections were allocated in the following priority:

(a) Class A Noteholders,
Class A Monthly Interest	$97,116.69
Class A Interest Shortfall	$—
Class A Default Amount	$—
Class A Default Amount previously due but not distributed	$—
Total	$97,116.69

(b) Class B Noteholders,
Class B Monthly Interest	$14,779.33
Class B Interest Shortfall	$—
Class B Default Amount	$—
Class B Default Amount previously due but not distributed	$—
Total	$14,779.33

(c) to Servicer, the Noteholder Servicing Fee (after adjustment for Servicer Interchange shortfall, if any)	$729,166.67

(d) Class C Noteholders,
Class C Monthly Interest	$28,168.56
Class C Interest Shortfall	$—
Class C Default Amount	$—
Class C Default Amount previously due but not distributed	$—
Total	$28,168.56

(e) Investor Default Amount and Uncovered Dilution Amount were included in Available Principal Collections	$3,531,921.76

(f) Investor Charge-Offs and Reallocated Principal Collections not previously reimbursed were included in Available Principal Collections	$—

(g) to Reserve Account, excess of Required Reserve Account Amount over the Available Reserve Account Amount	$—

(h) to Spread Account, excess of Required Spread Account Amount over the Available Spread Account Amount	$—

(i) balance constitutes Excess Finance Charge Collections	$3,690,915.61

16. Available Principal Charge Collections were allocated in the following priority:

(a) during Revolving Period, treated as Excess Principal Collections	$—

(b) with respect to Accumulation Period,
(i) Monthly Principal deposited to Principal Accumulation Account	$62,500,000.00
(ii) balance treated as Excess Principal Collections	$—

(c) with respect to Rapid Amortization Period,
(i) Monthly Principal to Class A Noteholders up to Class A Note Principal Balance	$—
(ii) Monthly Principal to Class B Noteholders up to Class B Note Principal Balance	$—
(iii) Monthly Principal to Class C Noteholders up to Class C Note Principal Balance	$—
(iv) balance treated as Excess Principal Collections	$—

17. Excess funds were allocated in the following order of priority:

(a) Excess Finance Charge Collections,
(i) to other Excess Allocation Series in Group One, for finance charge shortfalls	$3,690,915.61
(ii) to the Successor Servicer, for any unpaid excess servicing fees
For this Series	$—
For other Series	$—
(iii) the balance to Holder of the Transferor Interest	$—

(b) Excess Principal Collections,
(i) to other Excess Allocation Series in Group One, for principal shortfalls	$—
(ii) applied as principal for variable funding Certificates or Notes in Group One	$—
(iii) the balance to Holder of the Transferor Interest	$—

18. Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

(a) Default Amount	$21,073,518.86
(b) Allocation Percentage (B.3.(c) above)	16.76%

(c) Total Investor Default Amount (axb)	$3,531,921.76

19. Uncovered Dilution Amount allocated to the Series for the Monthly Period

(a) Dilutions not covered by Transferor	$—

(b) Allocation Percentage	16.76%

(c) Total Uncovered Dilution Amount (axb)	$—

20. Investor Charge-Offs (including any Uncovered Dilution Amount not covered by the Transferor) for the Monthly Period	$—

21. Ratings of the Class A Notes
Moody’s	Aaa
S&P	AAA
Fitch	N/A

22. Ratings of the Class B Notes
Moody’s	A2
S&P	A
Fitch	N/A

23. Ratings of the Class C Notes
Moody’s	Baa2
S&P	BBB
Fitch	N/A

24. Note Interest Rate for the Monthly Period
(a) Class A Note Interest Rate	0.28732%
(b) Class B Note Interest Rate	0.44954%
(c) Class C Note Interest Rate	0.70301%

25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
(a) Class A Note Principal Balance	$411,250,000.00
(b) Class B Note Principal Balance	$40,000,000.00
(c) Class C Note Principal Balance	$48,750,000.00

Total Note Principal Balance	$500,000,000.00

D. QUARTERLY NET YIELD

	9/30/2009	8/31/2009	7/31/2009
	Monthly Period	Monthly Period	Monthly Period

Yield	16.79%	18.09%	17.26%
Less Investor Default Amt (18c)	9.82%	10.40%	9.70%
Less Uncovered Dilution Amt (19c)	0.00%	0.00%	0.00%

(a) Portfolio Yield	6.97%	7.69%	7.56%

Monthly Interest	0.34%	0.35%	0.41%
Plus Noteholder Servicing Fee	2.00%	2.00%	2.00%

(b) Base Rate	2.34%	2.35%	2.41%

(a)-(b) = Net Yield Percentage	4.63%	5.34%	5.15%

Quarterly Net Yield for the Distribution Date	5.04%

E. INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1. Opening Principal Accumulation Account Balance on the Distribution Date for the Monthly Period	$62,500,000.00

2. Controlled Deposit Amount to be deposited to the Principal Accumulation Account on the Distribution Date for the Monthly Period	$—
(a) Controlled Accumulation Amount	$62,500,000.00
(b) Accumulation Shortfall	$—
(c) Controlled Deposit Amount (a+b)	$62,500,000.00

3. Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date
(a) Distribution in reduction of the Class A Notes	$—
(b) Distribution in reduction of the Class B Notes	$—
(c) Distribution in reduction of the Class C Notes	$—

4. Principal Accumulation Account ending balance after deposit or withdrawal on the Distribution Date	$125,000,000.00

F. INFORMATION REGARDING THE SPREAD ACCOUNT

1. Opening Available Spread Account Amount on the Distribution Date for the Monthly Period	$12,054,197.17

2. Aggregate amount required to be withdrawn pursuant to Section 4.11(c) of the Supplement for distribution to Class C Noteholders pursuant to Section 4.04 (a)(iv)	$—

3. Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or 4.11(e) for distribution in reduction of the Class C Note Principal Balance	$—

4. Spread Account Percentage for the Distribution Date for the Monthly Period	2.00%

5. Closing Required Spread Account Amount for the Distribution Date for the Monthly Period	$10,000,000.00

6. Amount on deposit in Spread Account after required withdrawals on the Distribution Date for the Monthly Period (1-(2+3))	$12,054,197.17

7. Spread Account Deficiency, if any (5 MINUS 6)	$—

8. Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)	$—

9. Remaining Spread Account Deficiency, if any (7 minus 8)	$—

10. Spread Account Surplus, if any (6 minus 5), included in Available Finance Charge Collections	$2,054,197.17

G. INFORMATION REGARDING THE RESERVE ACCOUNT

1. Reserve Account Funding Date	September 15, 2009

2. Opening Available Reserve Account Amount on the Distribution Date for the Monthly Period	$2,500,000.00

3. Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available Finance Charge Collections:
(a) Covered Amount	$(0.00)
(b) Principal Accumulation Investment Earnings	$—
(c) Reserve Draw Amount (a MINUS b)	$—

4. Required Reserve Account Amount	$2,500,000.00

5. Reserve Account Surplus (4-(2-3))	$—

H. INFORMATION REGARDING ACCUMULATION PERIOD

1. Accumulation Period Length (months)	8

2. Controlled Accumulation Amount (as recalculated, if Accumulation Period Length is shortened pursuant to Section 4.13)	$62,500,000.00
     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 9th day of October, 2009.

FIRST NATIONAL BANK OF OMAHA, Servicer
By:
Name:	Karlyn M. Knieriem
Title:	Vice President